Inventory (Tables)	12 Months Ended
Apr. 30, 2019
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Summary of Inventory

	April 30, 2019	April 30, 2018
Carrying value of inventory:
Doré	$467	$955
Goods in transit	0	376
Work-in-process	130	662
Concentrate	0	595
Stockpile	53	118
Supplies	838	793

	$1,488	$3,499